UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	September 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS 95.66%

Air Transportation, Scheduled - 1.82%
17,971	Alaska Air Group, Inc.	$ 1,183,570

Airports, Flying Fields & Airport Terminal Services - 0.04%
169	Grupo Aeroportuario del Sureste SAB de CV	24,745

Apparel & Other Finished Products of Fabrics & Similar Material - 1.73%
12,993	Carter's, Inc.	1,126,623

Biological Products (No Diagnostic Substances) - 1.80%
21,687	Seattle Genetics, Inc. *	1,171,315

Computer Peripheral Equipment, NEC - 1.61%
28,283	Fortinet, Inc. *	1,044,491

Dental Equipment & Supplies - 1.44%
15,743	DENTSPLY International, Inc.	935,606

Electromedical & Electrotherapeutic Apparatus - 1.66%
10,874	Varian Medical Systems, Inc. *	1,082,289

Electronic Computers - 0.66%
3,822	Apple, Inc.	432,077

Electronic Connectors - 1.44%
14,472	Amphenol Corp.	939,522

Food & Kindred Products - 2.38%
12,172	Mead Johnson Nutrition Co.	961,710
16,540	The Hain Celestial Group, Inc. *	588,493
		1,550,203
Footwear, (No Rubber) - 0.94%
26,674	Skechers U.S.A., Inc. *	610,835

Heavy Construction Other Than Building Const - Contractors - 0.68%
8,670	Fluor Corp.	444,944

Industrial Instruments For Measurement, Display & Control - 1.23%
4,389	Roper Industries, Inc.	800,861

Industrial Organic Chemicals - 4.04%
12,499	International Flavors & Fragrances, Inc.	1,786,982
1,962	NewMarket Corp.	842,326
		2,629,308
Laboratory Analytical Instruments - 1.20%
4,313	Illumina, Inc. *	783,500

Leather & Leather Products - 0.70%
9,778	Michael Kors Holding, Ltd. *	457,513

Men's & Boys' Furnishings, Work Clothing & Applied Garments - 1.73%
10,002	Cintas Corp.	1,126,225

Miscellaneous Fabricated Metal Products - 1.49%
7,704	Parker Hannifin Corp.	967,083

Miscellaneous Food Preparation & Kindred Products - 1.24%
8,086	McCormick & Co., Inc.	807,953

Miscellaneous Transportation Equipment - 1.07%
9,024	Polaris Industries, Inc.	698,819

Mobile Homes - 0.02%
136	Cavco Industries, Inc. *	13,471

Motor Vehicle Parts & Accessories - 2.88%
7,782	Autoliv, Inc.	831,118
59,387	Gentex Corp.	1,042,836
		1,873,953
Motor Vehicle & Passenger Car Bodies - 1.61%
9,205	WABCO Holdings, Inc. *	1,045,044

Motors & Generators - 1.43%
19,407	Ametek, Inc.	927,266

Ophthalmic goods - 1.98%
7,189	The Cooper Companies, Inc.	1,288,700

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.20%
12,221	Align Technology, Inc. *	1,145,719

1,294	Intuitive Surgical, Inc. *	937,930
		2,083,649
Pharmaceutical Preparations - 3.91%
6,094	Alexion Pharmaceuticals, Inc. *	746,759
11,496	Alkermes, Plc. *	540,657
8,350	Biomarin Pharmaceutical, Inc. *	772,542
2,444	Perrigo Co.	225,655
646	Regeneron Pharmaceuticals, Inc. *	259,705
		2,545,317
Pumps & Pumping Equipment - 0.70%
4,883	IDEX Corp.	456,902

Retail-Apparel & Accessory Stores - 1.17%
30,232	Hanesbrands, Inc.	763,358

Retail-Auto & Home Supply Stores - 2.11%
1,786	AutoZone, Inc. *	1,372,255

Retail-Building Materials, Hardware, Garden Supply - 1.24%
12,020	Tractor Supply Co.	809,547

Retail-Family Clothing Stores - 1.64%
16,606	Ross Stores, Inc.	1,067,766

Retail-Home Furniture, Furnishings & Equipment Stores - 0.89%
13,377	Bed Bath & Beyond, Inc.	576,682

Retail-Jewelry Stores - 1.06%
9,530	Tiffany & Co.	692,164

Retail-Shoe Stores - 1.91%
18,367	Footlocker, Inc.	1,243,813

Retail-Variety Stores - 1.80%
16,701	Dollar General Corp.	1,168,903

Retail-Women's Clothing Stores - 0.79%
7,283	L Brands, Inc.	515,418

Semiconductors & Related Devices - 7.91%
13,622	IPG Photonics Corp. *	1,121,772
26,380	Maxim Integrated Products, Inc.	1,053,353
19,266	Microchip Technology, Inc.	1,197,189
12,984	Qorvo, Inc. *	723,728
13,771	Skyworks Solution, Inc.	1,048,524
		5,144,566

Services-Business Services, NEC - 2.56%
19,528	Akamai Technologies, Inc. *	1,034,789
429	Priceline.com, Inc. *	631,269
		1,666,058
Services-Commercial Physical & Biological Research - 1.34%
9,257	Incyte Corp. *	872,843

Services-Computer Integrated Systems - 2.56%
11,006	Center Corporation *	679620.5
11,535	Jack Henry & Associates, Inc.	986,819
		1,666,440
Services-Computer Processing & Data Preparation - 1.61%
8,883	DST Systems, Inc.	1,047,483

Services-Computer Programming & Data Preparation - 1.66%
10,956	Aspen Technology, Inc. *	512,631
7,287	VeriSign, Inc. *	570,135
		1,082,766
Services-Computer Programming, Data Processing, Etc. - 1.43%
11,513	Red Hat, Inc. *	930,596

Services-Consumer Credit Report - 2.05%
9,886	Equifax, Inc.	1,330,458

Services-Hospitals - 1.46%
14,320	Mednax, Inc. *	948,700

Services-Management Services - 1.25%
9,217	Gartner, Inc. *	815,244

Services-Prepackaged Software - 5.30%
42,077	Cadence Design Systems, Inc. *	1,074,226
11,894	Electronic Arts, Inc. *	1,015,748
9,683	Manhattan Associates, Inc. *	557,934
13,604	Splunk, Inc. *	798,283
		3,446,191
Surgical & Medical Instruments & Apparatus - 1.38%
5,323	Teleflex, Inc.	894,530

Trucking (No Local) - 1.63%
15,442	Old Dominion Freight Line, Inc. *	1,059,476

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.65%
13,312	AmerisourceBergen Corp.	1,075,343

Wholesale-Groceries, General Line - 0.95%

15,441	United Natural Foods, Inc. *	618,258

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.39%
5,536	Henry Schein, Inc. *	902,257

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.25%
41,274	LKQ Corp. *	1,463,576

TOTAL FOR COMMON STOCKS (Cost $62,696,703) - 95.66%		$ 62,226,475

REAL ESTATE INVESTMENT TRUSTS 3.55%
3,309	AvalonBay Communities, Inc.	588,473
368	CubeSmart	10,032
528	Equinix, Inc.	190,212
3,633	Federal Realty Investment Trust	559,228
816	Life Storage, Inc.	72,575
2,680	Post Properties, Inc.	177,228
395	PS Business Parks, Inc.	44,860
2,980	Public Storage	664,957
		2,307,565

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,344,399) - 3.55%		$ 2,307,565

TOTAL INVESTMENTS (Cost $65,041,102) ** - 99.21%		$ 64,534,040

OTHER ASSETS LESS LIABILITIES - 0.79%		517,080

NET ASSETS - 100.00%		$ 65,051,120

* Non-income producing securities during the period.

** At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $65,041,102 amounted to $8,911,323, which consisted of aggregate gross unrealized appreciation of $13,010,430 and aggregate gross unrealized depreciation of $4,099,107.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $65,041,102 amounted to $8,911,323, which consisted of aggregate gross unrealized appreciation of $13,010,430 and aggregate gross unrealized depreciation of $4,099,107.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 62,226,475	$0	$0	$62,226,475
Real Estate Investment Trust	$ 2,307,565	$0	$0	$2,307,565
Total	$ 64,534,040	$0	$0	$64,534,040

	Azzad Wise Capital Fund
	Schedule of Investments
	September 30, 2016

Shares		Value

COMMON STOCKS - 7.22%

Beverages - 0.42%
2,062	PepsiCo, Inc.	$ 224,284
4,889	The Coca-Cola Co.	206,902
		431,186
Commercial Bank Non-US - 0.56%
370,461	Kuwait Finance House (Kuwait) *	576,013

Construction, Mining & Materials Handling Machinery & Equipment - 0.28%
3,881	Dover Corp.	285,797

Converted Paper & Paperboard Products - 0.22%
1,782	Kimberly-Clark Corp.	224,781

Cutlery, Handtools & General Hardware - 0.27%
2,214	Stanley Black & Decker, Inc.	272,278

Electronic & Other Electrical Equipment - 0.23%
4,277	Emerson Electric Co.	233,139

Fats & Oils - 0.24%
5,868	Archer-Daniels-Midland Co.	247,454

General Industrial Machinery & Equipment - 0.26%
2,254	Illinois tool Works, Inc.	270,119

Household Furniture - 0.24%
5,301	Leggett & Platt, Inc.	241,620

Industrial Inorganic Chemicals - 0.27%
1,820	Air Products & Chemicals, Inc.	273,619

Men's & Boys Furnishings - 0.49%
2,567	Cintas Corp.	289,044
3,851	V.F. Corp.	215,849
		504,893

Miscellaneous Food Preparations & Kindred Products - 0.23%
2,378	McCormick & Co., Inc.	237,610

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.20%
1,986	PPG Industries, Inc.	205,273

Perfumes, Cosmetics & Other Toilet Preparations - 0.22%
3,041	Colgate-Palmolive Co.	225,460

Pharmaceutical Preparations - 0.46%
5,696	Abbott Laboratories	240,884
1,993	Johnson & Johnson	235,433
		476,317
Retail-Building Materials, Hardware, Garden Supply - 0.23%
835	The Sherwin-Williams Co.	231,011

Retail-Drug Stores & Proprietary Store - 0.22%
2,787	Walgreen Co.	224,688

Retail-Lumber & Other Building Materials - 0.22%
3,161	Lowe's Companies, Inc.	228,256

Services-Computer Processing & Data Preparation - 0.21%
2,440	Automatic Data Processing, Inc.	215,208

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.44%
1,768	Ecolab, Inc.	215,201
2,682	The Procter & Gamble Co.	240,710
		455,910
Specialty Cleaning, Polishing & Sanita - 0.21%
1,720	The Clorox Co.	215,310

Surgical & Medical Instruments & Apparatus - 0.46%
1,350	3M Co.	237,911
1,048	C.R. Bard, Inc.	235,045
		472,956
Wholesale-Motor Vehicle Supplies & New Parts - 0.23%
2,324	Genuine Parts Co.	233,446

Wholesale-Drugs Proprietaries & Druggist - 0.18%
2,346	Cardinal Health, Inc.	182,284

Wholesale-Durable Goods - 0.23%
1,047	W.W. Grainger, Inc.	235,407

TOTAL FOR COMMON STOCKS (Cost $8,832,189) - 7.22%		7,400,034

REAL ESTATE INVESTMENT TRUSTS - 0.88%
1,540	Avalonbay Communities, Inc.	$ 273,874
1,912	Federal Realty Investment Trust	294,314
1,496	Public Storage	333,817
		902,005

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $928,994) - 0.88%		902,005

SUKUKS - 59.31%
4,150,000	ADCB Islamic Finance, 4.071%, 11/22/2016 (Cayman Islands)	4,167,550
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates) **	315,750
1,600,000	Al Shindagha Sukuk, Ltd., 3.776%, 11/26/2019 (Cayman Islands)	1,638,320
1,300,000	ALHILA, 3.267%, 10/08/2018	1,331,962
1,200,000	Axiata Spv2 Bhd Series 2, 3.466%, 11/19/2020	1,260,983
2,400,000	BSF Sukuk Ltd., 2.947%, 5/22/2017 (Cayman Islands)	2,420,818
1,000,000	Dewa Sukuk 2013 Ltd., 3.00%, 3/05/2018 (Cayman Islands)	1,017,519
1,000,000	Dib Tier 1 Sukuk Ltd., 4.752%, 05/30/2017 (Cayman Islands) **	1,020,740
1,000,000	Dib Tier 1 Sukuk Ltd., 6.25%, 3/29/2049 (Cayman Islands) **	1,050,000
2,000,000	DIFC Investments LLC, Note, 4.325%, 11/12/2024	2,112,032
1,700,000	DP World, Ltd., Series REGS, 6.25%, 7/02/2017 (Cayman Islands)	1,758,014
1,500,000	DP World Cresent Ltd, Sr. Unsecd. No	1,549,791
2,900,000	DIP Sukuk, Ltd. Series REGS 4.291%, 2/20/2019 (Cayman Islands)	2,987,580
1,900,000	EIB Sukuk, Ltd. 4.147%, 1/11/2018 (United Arab Emirates)	1,946,123
2,400,000	EIB Sukuk, Ltd. 4.718%, 1/18/2017 (United Arab Emirates)	2,426,328
2,250,000	EMAARS Sukuk LTD, 4.564%, 06/18/2024	2,397,121
307,905	Emirat Medjool Ltd., 3.875%, 3/19/2023 (Cayman Islands)	315,396
1,150,000	FGB Sukuk Co., Ltd., 4.046%, 1/18/2017 (Cayman Islands)	1,158,458
500,000	Hazine Mustesarligi Series REGS, 4.557%, 10/10/2018 (Turkey)	514,650
1,000,000	Hazine Mustesarligi Varli, 2.803%, 03/26/2018 (Turkey)	997,550
1,000,000	Hazine Mustesarligi Varli, 4.251%, 06/08/2021 (Turkey)	1,005,000
2,400,000	Indois Sukuk, 4%, 11/21/2018	2,502,000
500,000	Indois Sukuk, 4.35%, 09/10/2024	538,750
1,000,000	Indonesia, Government 4.35%, 09/10/2024	1,077,500
300,000	Isdb, 1.535%, 06/04/2018	302,250
1,300,000	Isdb,1.8125%, 03/06/2019	1,309,750
2,730,000	MAF Sukuk, Ltd., 5.85%, 2/07/2017 (Cayman Islands)	2,773,762
1,750,000	MAF Sukuk, Ltd., Sr. Unsecd. Note, 4.5%, 11/03/2025 (Cayman Islands)	1,855,061
500,000	Malaysia Government of Series REGS, 3.043%, 4/22/2025 (Malaysia)	516,400
1,800,000	Pakistan Series REGS, 6.75%, 12/03/2019 (Pakistan)	1,899,761
2,700,000	Perusahaan Pener Indois Sukuk, 3.30%, 11/21/2022 (Indonesia)	2,774,250
2,400,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	2,417,429
2,500,000	QTELQD, 3.039%, 12/03/2018	2,559,175
2,000,000	Saudi Electric Global, 2.665%, 04/03/2017	2,014,424
750,000	Soafsk, 3.903%, 06/24/2020	778,275
2,700,000	Sukuk Funding No. 3 Ltd., 4.348%, 12/03/2018 (Cayman Islands)	2,821,468

500,000	TF Varlik Kiralama Sukuk, 3.95%, 5/02/2018 (Turkey)	501,407
750,000	Zar Sovereign Capital Fund Property Ltd., 3.903%, 6/24/2020 (South Africa)	780,000

TOTAL FOR SUKUKS (Cost $61,015,986) - 59.31%		60,813,347

BANK DEPOSITS - 26.80%
1,001,080	Albaraka Turk Participation Bank, 1.59%, 06/16/2017	1,001,080
1,000,000	Arab Banking Corp., NY Branch, 1.15%, 11/14/2016 (Bahrain)	1,000,000
2,000,000	Arab Banking Corp., NY Branch, 1.25%, 10/17/2016 (Bahrain)	2,000,000
1,003,152	Arab Banking Corp., NY Branch, 1.45%, 12/14/2016 (Bahrain)	1,003,152
1,005,729	Arab Banking Corp., NY Branch, 1.45%, 01/15/2017 (Bahrain)	1,005,729
1,000,000	Arab Banking Corp., NY Branch, 1.52%, 02/10/2017 (Bahrain)	1,000,000
1,226,569	Kuveyt Turk Participation Bank, 1.529%, 01/05/2017 (Turkey)	1,226,569
1,130,320	Kuveyt Turk Participation Bank, 1.58%, 06/22/2017 (Turkey)	1,130,320
696,794	Kuveyt Turk Participation Bank, 1.637%, 10/18/2016 (Turkey)	696,794
2,024,639	Kuveyt Turk Participation Bank, 1.638%, 03/15/2017 (Turkey)	2,024,639
1,206,463	Kuveyt Turk Participation Bank, 1.68%, 10/22/2016 (Turkey)	1,206,463
1,002,201	Mashreq Islamic Bank, 0.77%, 10/31/2016 (Malaysia)	1,002,201
1,007,406	MayBank Islamic Bank, 1.25%, 7/25/2017 (Malaysia)	1,007,406
1,006,089	MayBank Islamic Bank, 0.85%, 11/07/2016 (Malaysia)	1,006,089
2,020,333	MayBank Islamic Bank, 1.15%, 15/19/2017 (Malaysia)	2,020,333
1,000,000	MayBank Islamic Bank, 1.20%, 05/10/2017 (Malaysia)	1,000,000
1,999,955	Turkiye Finans Bank, 1.99%, 12/05/2016 (Turkey)	1,999,955
1,999,955	Turkiye Finans Bank, 2.01%, 04/28/2017 (Turkey)	1,999,955
2,000,000	Turkiye Finans Bank, 2.01%, 07/10/2017 (Turkey)	2,000,000
144,264	Turkiye Finans Bank, Current Account (Turkey)	144,264
1,000,100	Qib, 0.75%, 10/25/2016 (UK)	1,000,100
1,000,000	Qib, 1.00%, 11/30/2016 (UK)	1,000,000

TOTAL FOR BANK DEPOSITS (Cost $27,475,049) 26.80%		27,475,049

TRADE FINANCE - 0.93%
26,398	Pak-Arab Refinery ITFC 4.90%, 11/7/2016	26,379
27,653	Pak-Arab Refinery ITFC 4.165%, 11/14/2016	27,634
19,329	Pak-Arab Refinery ITFC 4.165%, 1/29/2017	19,315
15,518	Pak-Arab Refinery ITFC 4.165%, 2/6/2017	15,507
15,680	Pak-Arab Refinery ITFC 4.165%, 2/3/2017	15,670
15,511	Pak-Arab Refinery ITFC 4.165%, 2/17/2017	15,500
14,272	Pak-Arab Refinery ITFC 4.165%, 2/27/2017	14,262
17,484	Pak-Arab Refinery ITFC 4.165%, 8/09/2016	17,472
15,258	Pak-Arab Refinery ITFC 4.165%, 3/17/2017	15,247
17,402	Pak-Arab Refinery ITFC 4.165%, 3/16/2017	17,390
17,519	Pak-Arab Refinery ITFC 4.165%, 3/24/2017	17,507
27,810	Pak-Arab Refinery ITFC 4.165%, 11/21/2016	27,790
26,690	Pak-Arab Refinery ITFC 4.165%, 12/1/2016	26,672
24,354	Pak-Arab Refinery ITFC 4.165%, 12/9/2016	24,337

24,269	Pak-Arab Refinery ITFC 4.165%, 12/19/2016	24,252
20,452	Pak-Arab Refinery ITFC 4.165%, 12/29/2016	20,438
20,073	Pak-Arab Refinery ITFC 4.165%, 1/9/2017	20,059
20,708	Pak-Arab Refinery ITFC 4.165%, 1/17/2017	20,694
20,076	Pak-Arab Refinery ITFC 4.165%, 1/23/2017	20,062
23,699	Pak-Arab Refinery ITFC 4.165%, 3/05/2017	23,682
21,948	Pak-Arab Refinery ITFC 4.165%, 3/31/2017	21,933
20,802	Pak-Arab Refinery ITFC 4.165%, 4/6/2017	20,788
16,059	Pak-Arab Refinery ITFC 4.165%, 4/6/2017	16,048
21,395	Pak-Arab Refinery ITFC 4.165%, 4/13/2017	21,380
23,333	Pak-Arab Refinery ITFC 4.165%, 5/18/2017	23,316
26,467	Pak-Arab Refinery ITFC 4.165%, 6/8/2017	26,448
25,093	Pak-Arab Refinery ITFC 4.165%, 6/15/2017	25,075
26,981	Pak-Arab Refinery ITFC 4.165%, 6/23/2017	26,962
23,955	Pak-Arab Refinery ITFC 4.165%, 6/26/2017	23,939
26,518	Pak-Arab Refinery ITFC 4.165%, 7/6/2017	26,499
27,333	Pak-Arab Refinery ITFC 4.165%, 7/13/2017	27,314
28,189	Pak-Arab Refinery ITFC 4.165%, 7/17/2017	28,169
26,659	Pak-Arab Refinery ITFC 4.165%, 7/24/2017	26,640
26,154	Pak-Arab Refinery ITFC 4.165%, 8/5/2017	26,136
26,254	Pak-Arab Refinery ITFC 4.165%, 8/10/2017	26,235
24,846	Pak-Arab Refinery ITFC 4.165%, 8/18/2017	24,829
23,768	Pak-Arab Refinery ITFC 4.165%, 8/23/2017	23,751
26,211	Pak-Arab Refinery ITFC 4.165%, 9/6/2017	26,193
23,761	Pak-Arab Refinery ITFC 4.165%, 9/8/2017	23,745
25,419	Pak-Arab Refinery ITFC 4.165%, 9/16/2017	25,401
648	Pak-Arab Refinery ITFC 4.165%, 9/16/2017	648
26,529	Pak-Arab Refinery ITFC 4.165%, 9/22/2017	26,510
24,394	Pak-Arab Refinery ITFC 4.165%, 9/27/2017	24,377

TOTAL TRADE FINANCE (Cost $952,871) - 0.93%		952,204

SHORT TERM INVESTMENTS - 1.40%
749,903	Albaraka Turk Participation Bank, 1.60%, 10/03/2016 (Turkey)	749,903
684,044	Albaraka Turk Participation Bank, 1.62%, 10/21/2016 (Turkey)	684,044

TOTAL SHORT-TERM INVESTMENTS (Cost $1,433,948) - 1.40%		1,433,948

TOTAL FOR INVESTMENTS (Cost $100,639,037) *** - 96.53%		98,976,586

OTHER ASSETS LESS LIABILITIES - 3.47%		3,555,604

NET ASSETS - 100.00%		$ 102,532,190

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at September 30, 2016.

*** At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $100,639,037 amounted to $2,124,764, which consisted of aggregate gross unrealized appreciation of $2,425,320 and aggregate gross unrealized depreciation of $300,556.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $100,639,037 amounted to $2,124,764, which consisted of aggregate gross unrealized appreciation of $2,425,320 and aggregate gross unrealized depreciation of $300,556.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,400,034	$0	$0	$7,400,034
Real Estate Investment Trusts	$902,005	$0	$0	$902,005
Sukuks	$0	$60,813,347	$0	$60,813,347
Trade Finance	$0	$952,204	$0	$952,204
Bank Deposits	$0	$27,475,049	$0	$27,475,049
Cash Equivalents	$1,433,948	$0	$0	$1,433,948
Total	$9,735,987	$89,240,599	$0	$98,976,586

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 28, 2016